Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment information

11.    Segment information

a)      General information

The Group is primarily engaged in digital advertising, integrated marketing, marketing survey, artificial intelligence technology, data analysis, content service platform and production of audio-visual programs.

b)      Measurement of segment information

The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies.

c)      Information about segment profit or loss

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Six months ended June 30, 2024
	TNL Group (Note 1)	MG Group (Note 2)	Total
Revenue
External customers	$9,501,103	$11,104,322	$20,605,425
Inter-segment	—	—	—
Total revenue	$9,501,103	$11,104,322	$20,605,425
Operating profit (loss)	$(5,796,003)	$222,383	$(5,573,620)
Depreciation and Amortization	$(799,683)	$(809,383)	$(1,609,066)
Interest income	$8,771	$759	$9,530
Interest expense	$(132,719)	$(48,812)	$(181,531)
Purchase of property, plant and equipment	$39,388	$1,523	$40,911
Segment asset	$48,785,749	$62,244,032	$111,029,781
	Six months ended June 30, 2025
	TNL Group (Note 3)	MG Group (Note 2)	Total
Revenue
External customers	$9,144,410	$12,642,889	$21,787,299
Inter-segment	—	(2,295)	(2,295)
Total revenue	$9,144,410	$12,640,594	$21,785,004
Operating profit (loss)	$(2,213,969)	$(877,719)	$(3,091,688)
Depreciation and Amortization	$(770,148)	$(856,147)	$(1,626,295)
Interest income	$8,488	$1,123	$9,611
Interest expense	$(252,457)	$(33,346)	$(285,803)
Purchase of property, plant and equipment	$15,364	$19,459	$34,823
Segment asset	$46,990,615	$38,475,359	$85,465,974

Note 1:    TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.

Note 2:    The Company acquired 100% of MG Group (including TNL Mediagene Japan Inc., Mediagene Inc. and INFOBAHN Inc.)

Note 3:    TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.

Note 4:    From the fiscal year ended June 2025, as the scope of management services provided by TNL MG has been expanded to include the MG Group, TNL MG has been excluded from the TNL Group from that fiscal year, and the accounting treatment has been changed to adjust the related costs as other corporate expenses.

d)      Reconciliation of reportable segment operating loss

	Six months ended June 30
	2024	2025
Total operating loss for reportable segments	($5,573,620)	($3,091,688)
Other corporate expenses (Note 4)	—	2,547,584
Consolidated operating loss	($5,573,620)	($5,639,272)